1998 SEMIANNUAL REPORT


IDS
Growth
Fund


The goal of IDS Growth Fund, Inc. is long term growth of capital.

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

Going for growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            15
Notes to financial statements (Portfolio)   18
Investments in securities                   24
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      IDS Growth Fund recorded a negative performance during the past six months, as concerns arose regarding corporate earnings prospects for high-growth U.S. companies. For the first half of the fiscal year -- August 1997 through January 1998 -- the Fund's Class A shares lost 8.0%.

      The tremendous bull market for stocks came to a temporary halt when the period began last August, as rising interest rates took a toll on most issues. Rates came down in September, though, allowing the market to make up the lost ground.

      The Asian flu

      But the biggest problem materialized in the following month, when currencies and stock markets in Southeast Asia went into a virtual free-fall. The result was severely weakened economies in many countries that had been substantial buyers of U.S. goods, particularly technology-related products. The unstable situation immediately cast doubt on American companies' ability to sustain their earnings growth and soon spawned a wave of stock-selling. Despite the earnings concerns, the stock market managed to right itself in November, and ultimately finished the six months in positive territory.

      For the Fund, the situation overseas was a particular problem, given that technology stocks, including those of small and mid-size companies, constituted the largest portion of the portfolio during the six months. Some of the Fund's major holdings, which had helped power it to generous returns in the past three years, saw their prices decline as much as one-third in a matter of days. The good part of the downturn was that, in several cases, I was able to add shares of what I believe are excellent companies at bargain prices.

      Financial services, healthcare do well

      Also on the positive side, holdings among financial services stocks, including those of brokerage and insurance providers, generally performed well over the six months, thanks largely to a decline in long-term interest rates. The Fund's consumer staple stocks, including those of food/beverage and health care companies, also held up quite well.

      The volatility that has characterized the market during recent months will, in my view, stay with us in 1998. Nevertheless, most of the underpinnings that have supported stocks for some time are still in place:
      The economy continues to grow at a healthy rate; inflation remains well-behaved; and long-term interest rates are low. While upheaval in emerging foreign markets may cause some near-term concern about the prospects for corporate profits and, thus, stock prices, I think the longer- term outlook continues to be very promising.



      Mitzi Malevich
      (picutre of) Mitzi Malevich
      Mitzi Malevich
      Portfolio manager

To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  31.67
July 31, 1997        $  35.47
Decrease             $   3.80

Distributions
Aug. 1, 1997 - Jan. 31, 1998

From income          $    --
From capital gains   $   .96
Total distributions  $   .96

Total return*          (8.0%)**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  30.95
July 31, 1997        $  34.82
Decrease             $   3.87

Distributions
Aug. 1, 1997 - Jan. 31, 1998

From income          $    --
From capital gains   $   .96
Total distributions  $   .96

Total return*          (8.3%)**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  31.80
July 31, 1997        $  35.60
Decrease             $   3.80

Distributions
Aug. 1, 1997 - Jan. 31, 1998

From income          $    --
From capital gains   $   .96
Total distributions  $   .96

Total return*          (7.9%)**


      * The prospectus discusses the effect of sales charge, if any on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings

                                       Percent                        Value
                    (of Portfolio's net assets)        (as of Jan. 31, 1998)

Travelers Group                          4.17%                 $178,200,000

Washington Mutual                        3.75                   160,625,000

Microsoft                                3.14                   134,268,750

Tellabs                                  3.11                   133,087,500

Schlumberger                             3.10                   132,637,500

Pfizer                                   3.06                   131,100,000

Coca-Cola                                3.04                   129,933,825

Merrill Lynch & Co                       2.95                   126,250,000

Intel                                    2.84                   121,500,000

WorldCom                                 2.68                   114,600,000


(icon of) pie chart

The ten holdings listed here make up 31.84% of the Portfolio's net assets


      Financial statements

      Statement of assets and liabilities
      IDS Growth Fund
      Jan. 31, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investment in Growth Portfolio (Note 1)                                                        $4,257,496,404
                                                                                                --------------

                                  Liabilities

 Accrued distribution fee                                                                               16,078
 Accrued service fee                                                                                    19,616
 Accrued transfer agency fee                                                                            12,526
 Accrued administrative services fee                                                                     4,897
 Other accrued expenses                                                                                345,288
 Total liabilities                                                                                     398,405
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $4,257,097,999
                                                                                                --------------

                                  Represented by

 Capital stock-- of $.01 par value (Note 1)                                                     $    1,349,528
 Additional paid-in capital                                                                      2,723,627,091
 Investment loss-- net                                                                              (8,834,012)
 Accumulated net realized gain (loss)                                                               99,319,561
 Unrealized appreciation (depreciation) on investments                                           1,441,635,831
 Total-- representing net assets applicable to outstanding capital stock                        $4,257,097,999
                                                                                                --------------
 Net assets applicable to outstanding shares:             Class A                               $3,108,139,950
                                                                                                ==============
                                                          Class B                               $  787,149,959
                                                          Class Y                               $  361,808,090
 Net asset value per share of outstanding capital stock:  Class A shares      98,142,018        $        31.67
                                                          Class B shares      25,433,676        $        30.95
                                                          Class Y shares      11,377,091        $        31.80

See accompanying notes to financial statements.




      Statement of operations
      IDS Growth Fund
      Six months ended Jan. 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                     $     9,207,597
 Interest                                                                                            2,929,805
      Less foreign taxes withheld                                                                      (42,517)
                                                                                                       -------
 Total income                                                                                       12,094,885
                                                                                                    ----------
 Expenses (Note 2):
 Expenses allocated from Growth Portfolio                                                           11,338,224
 Distribution fee -- Class B                                                                         2,783,330
 Transfer agency fee                                                                                 2,050,641
 Incremental transfer agency fee-- Class B                                                              36,738
 Service fee
      Class A                                                                                        2,697,359
      Class B                                                                                          645,987
      Class Y                                                                                          131,183
 Administrative services fees and expenses                                                             878,956
 Compensation of board members                                                                           5,701
 Postage84,450
 Registration fees                                                                                     377,899
 Reports to shareholders                                                                                50,380
 Audit fees                                                                                              4,125
 Other                                                                                                   3,426
                                                                                                         -----
 Total expenses                                                                                     21,088,399
      Earnings credits on cash balances (Note 2)                                                      (159,502)
                                              -                                                       --------
 Total net expenses                                                                                 20,928,897
                                                                                                    ----------
 Investment income (loss) -- net                                                                    (8,834,012)
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions                                                 173,975,089
 Net change in unrealized appreciation (depreciation) on investments                              (506,242,592)
                                                                                                  ------------
 Net gain (loss) on investments                                                                   (332,267,503)
                                                                                                  ------------
 Net increase (decrease) in net assets resulting from operations                                 $(341,101,515)
                                                                                                 =============

See accompanying notes to financial statements.



      Financial statements

      Statements of changes in net assets
      IDS Growth Fund


                                  Operations and distributions             Jan. 31, 1998         July 31, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                           $   (8,834,012)       $   (8,800,585)
 Net realized gain (loss) on investments                                     173,975,089            50,532,417
 Net change in unrealized appreciation (depreciation) on investments        (506,242,592)        1,352,656,496
                                                                            ------------         -------------
 Net increase (decrease) in net assets resulting from operations            (341,101,515)        1,394,388,328
                                                                            ------------         -------------
 Distributions to shareholders from:
      Net realized gain
            Class A                                                          (90,597,922)          (58,071,851)
            Class B                                                          (22,985,960)          (11,182,049)
            Class Y                                                           (7,852,912)           (1,197,889)
                                                                              ----------            ----------
 Total distributions                                                        (121,436,794)          (70,451,789)
                                                                            ------------           -----------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                651,758,505           922,677,836
      Class B shares                                                         170,896,095           269,793,922
      Class Y shares                                                         252,454,277           132,599,010
 Reinvestment of distributions at net asset value
      Class A shares                                                          86,655,301            56,453,549
      Class B shares                                                          22,895,435            11,143,020
      Class Y shares                                                           7,852,912             1,197,889
 Payments for redemptions
      Class A shares                                                        (498,516,189)         (708,866,842)
      Class B shares (Note 2)                                                (33,844,722)          (58,625,798)
      Class Y shares                                                         (47,832,566)          (24,729,054)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           612,319,048           601,643,532
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     149,780,739         1,925,580,071
 Net assets at beginning of period                                         4,107,317,260         2,181,737,189
                                                                           -------------         -------------
 Net assets at end of period                                              $4,257,097,999        $4,107,317,260
                                                                          ==============        ==============

See accompanying notes to financial statements.

      Notes to financial statements

      IDS Growth Fund
      (Unaudited as to Jan. 31, 1998)

  1

Summary of
significant
accounting policies



      IDS Growth Fund (a series of IDS Growth Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Growth Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Growth Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Growth Portfolio (the Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1998 was 99.52%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services . Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $5,642,578 for Class A and $240,004 for Class B for the six months ended Jan. 31, 1998.

      During the six months ended Jan. 31, 1998, the Fund's transfer agency fees were reduced by $159,502 as a result of earnings credits from overnight cash balances.

  3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended Jan. 31, 1998
                                   Class A            Class B        Class Y

      Sold                      19,599,222          5,234,324       7,550,765

      Issued for reinvested      2,812,209            759,815         253,811
        distributions

      Redeemed                 (14,913,032)        (1,042,298)     (1,448,162)
                               -----------         ----------      ----------

      Net increase (decrease)    7,498,399          4,951,841       6,356,414
                                 ---------          ---------       ---------



                                             Year ended July 31, 1997
                                   Class A            Class B        Class Y

      Sold                      32,797,263          9,867,021       4,567,735

      Issued for reinvested      2,071,924            414,765          43,835
        distributions

      Redeemed                 (25,016,265)        (2,065,084)       (853,865)
                               -----------         ----------        --------

      Net increase (decrease)    9,852,922          8,216,702       3,757,705
                                 ---------          ---------       ---------



  4
Financial
highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

                     Fiscal period ended July 31,
                     Per share income and capital changesa

                                                          Class A
                          1998b    1997    1996    1995     1994     1993     1992     1991    1990     1989

Net asset value,         $35.47  $23.16  $21.50  $17.39   $17.99   $18.57 $  17.62   $24.05  $23.24   $17.17
beginning of period

                     Income from investment operations:
Net investment             (.05)   (.05)    --      .03      .02      --       .08      .19     .34      .27
income (loss)

Net gains (losses) (both  (2.84)  13.04   2.81     5.63     1.24     2.40     2.66      .69    2.89     5.90
realized and unrealized)

Total from investment     (2.79)  12.99   2.81     5.66     1.26     2.40     2.74      .88    3.23     6.17
operations

                     Less distributions:
Dividends from net          --     --     (.01)    (.04)      --       --     (.18)    (.33)   (.27)    (.10)
investment income

Distributions from         (.96)  (.68)  (1.14)   (1.51)   (1.86)   (2.98)   (1.61)   (6.98)  (2.15)      --
realized gains

Total distributions        (.96)  (.68)  (1.15)   (1.55)   (1.86)   (2.98)   (1.79)   (7.31)  (2.42)    (.10)

Net asset value,         $31.67 $35.47  $23.16   $21.50   $17.39   $17.99   $18.57   $17.62  $24.05   $23.24
end of period

                     Ratios/supplemental data
                                                          Class A
                          1998b   1997    1996     1995     1994     1993     1992     1991    1990     1989

Net assets, end of       $3,108 $3,215  $1,871   $1,380     $952     $933     $863     $780    $756     $732
period (in millions)

Ratio of expenses        0.89%d   .97%   1.04%     .93%     .83%     .87%     .88%     .87%    .73%     .64%
to average daily net assetsc

Ratio of net income     (0.30%)d (.18%)    --%     .18%     .11%      --%     .41%    1.36%   1.40%    1.39%
(loss) to average daily net assets

Portfolio turnover rate    17%     24%     22%      30%      56%      44%      83%      75%     49%      23%
(excluding short-term
securities)

Total returne            (8.0%)  57.0%   13.3%    35.2%     7.0%    13.0%    15.1%    12.4%   15.3%    36.2%

Average brokerage      $0.0471  $.0463      --       --       --       --       --       --      --       --
commission ratef

aFor a share outstanding throughout the period.  Rounded to the nearest cent.

b Six months ended Jan. 31, 1998 (Unaudited).

cEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

dAdjusted to an annual basis.

eTotal return does not reflect payment of a sales charge.

fEffective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries. IDS
Growth Fund

                     Fiscal period ended July 31,
                     Per share income and capital changesa

                                      Class B                                  Class Y
                         1998c     1997     1996    1995b         1998c     1997    1996   1995b

Net asset value,        $34.82   $22.92   $21.45   $17.85        $35.60   $23.21  $21.51  $17.85
beginning of period

                     Income from investment operations:
Net investment            (.15)    (.22)    (.02)    (.03)        (.03)     (.01)    .01     .03
income (loss)

Net gains (both          (2.76)   12.80     2.63     3.63        (2.81)    13.08    2.85    3.63
realized and unrealized)

Total from investment    (2.91)   12.58     2.61     3.60        (2.84)    13.07    2.86    3.66
operations

                     Less distributions:
Dividends from net          --      --        --       --           --        --    (.02)     --
investment income

Distributions from        (.96)    (.68)   (1.14)      --         (.96)     (.68)  (1.14)     --
realized gains

Total distributions       (.96)    (.68)   (1.14)      --         (.96)     (.68)  (1.16)     --

Net asset value,        $30.95   $34.82   $22.92   $21.45       $31.80    $35.60  $23.21  $21.51
end of period

                     Ratios/supplemental data
                                  Class B                            Class Y
                         1998c     1997     1996    1995b        1998c      1997    1996   1995b
Net assets, end of        $787     $713     $281      $38         $362      $179     $29      $8
period (in millions)

Ratio of expenses       1.65%e    1.74%    1.82%   1.76%e       0.82%e      .85%    .88%   .85%e
to average daily net assetsd

Ratio of net income    (1.05%)e   (.94%)   (.80%)  (.70%)      (0.21%)e    (.07%)   .13%   .26%e
(loss) to average daily net assets

Portfolio turnover rate   17%       24%      22%     30%          17%        24%     22%    30%
(excluding short-term
securities)

Total returnf           (8.3%)    55.8%    12.4%   20.2%        (7.9%)     57.2%   13.4%  20.5%

Average brokerage      $.0471    $.0463       --      --       $.0471     $.0463      --     --
commission rateg

aFor a share outstanding throughout the period. Rounded to the nearest cent.

bInception date was March 20, 1995.

c Six months ended Jan. 31, 1998 (Unaudited).

dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

eAdjusted to an annual basis.

fTotal return does not reflect payment of a sales charge.

gEffective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


      Financial statements

      Statement of assets and liabilities
      Growth Portfolio
      Jan. 31, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1):
 Investment in securities of unaffiliated issuers
      (identified cost $2,830,645,244)                                                          $4,282,739,272
 Investment in securities of affiliated issuers
      (identified cost $60,266,600)                                                                 57,712,500
 Cash in bank on demand deposit                                                                      3,525,348
 Dividends and accrued interest receivable                                                           1,131,952
 Receivable for investment securities sold                                                           5,113,543
 U.S. government securities held as collateral (Note 4)                                             33,671,375
 Receivable from investment advisor                                                                    291,685
                                                                                                       -------
 Total assets                                                                                    4,384,185,675
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        13,878,961
 Payable upon return of securities loaned (Note 4)                                                  92,115,770
 Accrued investment management services fee                                                             65,557
 Other accrued expenses                                                                                 18,984
                                                                                                        ------
 Total liabilities                                                                                 106,079,272
                                                                                                   -----------
 Net assets                                                                                     $4,278,106,403
                                                                                                ==============

See accompanying notes to financial statements.


      Financial statements

      Statement of operations
      Growth Portfolio
      Six months ended Jan. 31, 1998


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividend                                                                                      $     9,257,033
 Interest                                                                                            2,938,245
      Less foreign taxes withheld                                                                      (42,750)
                                                                                                       -------
 Total income                                                                                       12,152,528
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                 11,211,172
 Compensation of board members                                                                          10,434
 Custodian fees                                                                                        158,540
 Audit fees                                                                                             12,375
 Other                                                                                                  15,875
                                                                                                        ------
 Total expenses                                                                                     11,408,396
      Earnings credits on cash balances (Note 2)                                                        (8,810)
                                                                                                        ------
 Total net expenses                                                                                 11,399,586
                                                                                                    ----------
 Investment income (loss) -- net                                                                       752,942
                                                                                                       -------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                        174,937,329
 Net change in unrealized appreciation (depreciation) on investments                              (509,069,154)
                                                                                                  ------------
 Net gain (loss) on investments                                                                   (334,131,825)
                                                                                                  ------------
 Net increase (decrease) in net assets resulting from operations                                 $(333,378,883)
                                                                                                 =============

See accompanying notes to financial statements.



      Statements of changes in net assets
      Growth Portfolio

                             Operations                                    Jan. 31, 1998         July 31, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)

 Investment income (loss)-- net                                           $      752,942        $    5,221,628
 Net realized gain (loss) on investments                                     174,937,329            50,423,029
 Net change in unrealized appreciation (depreciation) on investments        (509,069,154)        1,363,502,469
                                                                            ------------         -------------
 Net increase (decrease) in net assets resulting from operations            (333,378,883)        1,419,147,126
 Net contributions (withdrawals) from partners                               480,401,563           506,769,449
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     147,022,680         1,925,916,575
 Net assets at beginning of period                                         4,131,083,723         2,205,167,148
                                                                           -------------         -------------
 Net assets at end of period                                              $4,278,106,403        $4,131,083,723
                                                                          ==============        ==============

See accompanying notes to financial statements.


      Notes to financial statements

      Growth Portfolio
      (Unaudited as to Jan. 31, 1998)

  1

Summary of
significant
accounting policies



      Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $445,024 for the six months ended Jan. 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      For the six months ended Jan. 31, 1998, the Portfolio's custodian fees were reduced by $8,810 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,154,905,272 and $669,480,957, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 17%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $185,253 for the six months ended Jan. 31, 1998.

  4

Lending of
portfolio securities

      At Jan. 31, 1998, securities valued at $91,009,133 were on loan to brokers. For collateral, the Portfolio received $58,444,395 in cash and U.S. government securities valued at $33,671,375. Income from securities lending amounted to $327,388 for the six months ended Jan. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

      Investments in securities

      Growth Portfolio                                  (Percentages represent
      Jan. 31, 1998 (Unaudited)                           value of investments
                                                        compared to net assets)

 Investments in securities of unaffiliated issuers

 Common stocks (96.5%)

 Issuer                      Shares         Value(a)



 Airlines (0.9%)
 Northwest Airlines Cl A    692,450(c)$  39,123,425

 Automotive & related (0.4%)
 Gentex                     500,000(c)   15,625,000

 Banks and savings & loans (5.4%)
 BankAmerica              1,000,000      71,062,500
 Washington Mutual        2,500,000     160,625,000
 Total                                  231,687,500

 Beverages & tobacco (3.0%)
 Coca-Cola                2,006,700     129,933,825

 Building materials & construction (2.1%)
 Tyco Intl                2,000,000      88,750,000

 Chemicals (4.0%)
 Culligan Water Technologies600,000(c)   22,200,000
 Monsanto                 1,200,000      56,925,000
 USA Waste Services       2,475,000(c)   90,956,250
 Total                                  170,081,250

 Communications equipment & services (7.3%)
 Advanced Fibre
    Communications        1,200,000(c)   35,700,000
 Andrew Corp              2,200,000(c)   60,500,000
 Northern Telecom         1,800,000      81,225,000
 Tellabs                  2,600,000(c)  133,087,500
 Total                                  310,512,500

 Computers & office equipment (17.4%)
 ABR Information Services   800,000(c)   19,700,000
 Cisco Systems            1,800,000(c)  113,512,500
 Compaq Computer          3,200,000(c)   96,200,000
 Computer Associates Intl   800,000      42,550,000
 Hewlett-Packard          1,800,000     108,000,000
 IKON Office Solutions      400,000      12,600,000
 Intl Business Machines     800,000      78,950,000
 Keane                    1,400,000(c)   56,875,000
 Microsoft                  900,000(c)  134,268,750
 Network Associates         800,000(c)   43,200,000
 Solectron                  925,000(c)   40,006,250
 Total                                  745,862,500

 Electronics (8.9%)
 Applied Materials        3,000,000(c)   98,437,500
 Intel                    1,500,000     121,500,000
 Maxim Integrated
    Products              2,400,000(c)   83,100,000
 SGS-Thomson
    Microelectronics        500,000(b,c) 33,968,750
 Texas Instruments          800,000      43,700,000
 Total                                  380,706,250

 Energy (1.8%)
 Anadarko Petroleum       1,300,000      76,700,000

 Energy equipment & services (1.3%)
 Halliburton              1,200,000      53,925,000

 Financial services (8.3%)
 First Virtual Holdings     100,000(c)      181,250
 Merrill Lynch & Co       2,000,000     126,250,000
 Providian Financial      1,013,550      49,537,256
 Travelers Group          3,600,000     178,200,000
 Total                                  354,168,506

 Food (0.6%)
 Delta & Pine Land          888,975(b)   26,669,253

 Furniture & appliances (0.6%)
 Ethan Allen Interiors      504,000      24,129,000

 Health care (7.5%)
 Boston Scientific          900,000(b,c) 45,675,000
 Gensia Sicor                   161(c)          785
 Johnson & Johnson        1,000,000      66,937,500
 Medtronic                1,500,000      76,593,750
 Pfizer                   1,600,000     131,100,000
 Total                                  320,307,035

 Health care services (7.0%)
 First Health Group       1,000,000(c)   47,625,000
 HEALTHSOUTH
    Rehabilitation        4,800,000(c)  107,700,000
 Service Corp Intl        2,400,000      93,600,000
 United Healthcare        1,000,000      51,250,000
 Total                                  300,175,000

 Industrial equipment & services (3.3%)
 Caterpillar                800,000      38,400,000
 Deere & Co               1,200,000      63,300,000
 ServiceMaster            1,500,000      41,343,750
 Total                                  143,043,750

 Insurance (1.7%)
 Provident Cos            2,000,000      72,750,000

 Leisure time & entertainment (3.1%)
 Harley-Davidson          1,000,000      25,125,000
 Marriott Intl            1,200,000      82,950,000
 Mattel                     600,000      24,300,000
 Total                                  132,375,000

 Multi-industry conglomerates (1.7%)
 AccuStaff                1,200,000(b,c) 30,900,000
 Apollo Group Cl A          900,000(c)   40,725,000
 Total                                   71,625,000

 Restaurants & lodging (0.8%)
 Promus Hotel               800,000(c)   36,150,000

 Retail (1.6%)
 Consolidated Stores        383,500(c)   15,771,438
 Home Depot                 900,000      54,281,250
 Total                                   70,052,688

 Textiles & apparel (0.7%)
 Nike Cl B                  800,000(b)   32,050,000

 Utilities -- telephone (2.7%)
 WorldCom                 3,200,000(b,c)114,600,000

 Foreign (4.4%) (d)
 Ericsson (LM) ADR        1,400,000      54,075,000
 Schlumberger             1,800,000     132,637,500
 Total                                  186,712,500

 Total common stocks of unaffiliated issuers
 (Cost: $2,675,618,267)              $4,127,714,982


 Short-term securities (3.6%)
 Issuer     Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
              purchase

 U.S. government agencies (0.5%)
 Federal Home Loan Mtge Corp Disc Nt
    02-09-98     5.39%   $  3,200,000  $  3,195,704
 Federal Natl Mtge Assn Disc Nts
    02-17-98     5.40       5,000,000     4,987,297
    02-24-98     5.45      10,000,000     9,963,800
    02-27-98     5.46       5,000,000     4,979,600
 Total                                   23,126,401

 Commercial paper (3.1%)
 ABB Treasury Center USA
    02-26-98     5.51       5,400,000(e)  5,378,589
 AIG Funding
    02-02-98     5.62       6,500,000     6,497,971
 Albertson's
    02-27-98     5.50      10,000,000     9,958,900
 Ameritech
    02-03-98     5.73       6,000,000     5,997,150
 Ameritech Capital Funding
    02-05-98     5.57       9,800,000(e)  9,792,446
 ANZ (Delaware)
    02-05-98     5.54%     11,000,000    10,991,567
 Barclays U.S. Funding
    02-02-98     5.58       3,000,000     2,999,073
    02-03-98     5.54      12,200,000    12,194,382
 Bell Atlantic Financial Services
    02-23-98     5.49       7,700,000     7,673,091
 Campbell Soup
    02-23-98     5.82       7,000,000     6,971,510
 Ciesco LP
    02-05-98     5.54       2,300,000(e)  2,298,237
 Commerzbank U.S. Finance
    02-13-98     5.50       5,600,000     5,588,918
 Delaware Funding
    02-20-98     5.48       1,300,000(e)  1,296,057
 Fleet Funding
    03-13-98     5.53       9,000,000(e)  8,943,625
 Morgan Stanley, Dean Witter,
 Discover & Co
    02-19-98     5.48       5,900,000     5,882,998
 NBD Bank Canada
    02-09-98     5.59      19,500,000    19,472,894
 Paccar Financial
    02-26-98     5.50       1,800,000     1,792,876
 Toyota Motor Credit
    02-26-98     5.50       8,200,000     8,167,605
 Total                                  131,897,889

 Total short-term securities
 (Cost: $155,026,977)                $  155,024,290


 Total investments in securities of unaffiliated issuers
 (Cost: $2,830,645,244)              $4,282,739,272

 Investments in securities of affiliated issuer (f)

 Common stock (1.3%)
 Issuer                 Shares              Value(a)

 MasTec              1,800,000(b,c)      $57,712,500

 Total investments in securities of affiliated issuer
 (Cost: $60,266,600)                 $    57,712,500


 Total investments in securities
 (Cost: $2,890,911,844)(g)           $4,340,451,772
                                     ==============

See accompanying notes to investments in securities.


      Investments in securities

      Growth Portfolio

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Security is partially or fully on loan. See Note 4 to the financial statements.

(c) Non-income producing.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Jan. 31, 1998 are as follows:

 Issuer                            Beginning           Purchase             Sales            Ending      Dividend
                                        cost               cost              cost              cost        income
 MasTec                          $45,512,990        $14,753,610       $        --       $60,266,600           $--
 Risk Capital Holdings*           17,078,679                 --        17,078,679                --            --
                                  ----------        -----------        ----------       -----------          ----
 Total                           $62,591,669        $14,753,610       $17,078,679       $60,266,600           $--

*Issuer was not an affiliate for the entire period.

(g) At Jan. 31,1998, the cost of securities for federal income tax purposes was approximately $2,890,912,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation..........................................$1,506,357,000
Unrealized depreciation..........................................   (56,817,000)
                                                                    -----------
Net unrealized appreciation......................................$1,449,540,000



          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President of Board Services Corporation.
and secretary

                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

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IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

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IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

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IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

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IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

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IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

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IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

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Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010